Organization and Basis of Presentation - Additional Information (Detail) $ in Thousands				12 Months Ended
		Jan. 24, 2022 USD ($)	Aug. 25, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)	Apr. 01, 2019 USD ($)
Organization consolidation and presentation of financial statements [Line Items]
Place of incorporation				DE
Date of incorporation				Oct. 02, 2020
Accumulated deficit				$ (120,901)	$ (136,699)			$ 15,500
Cash from operations				24,900
Cash and cash equivalents				$ 49,702	15,216		$ 3,427
Stock issued during period, value, new issues	[1]				$ 108
Subsequent Event [Member] | Lincoln Park Purchase Agreement [Member]
Organization consolidation and presentation of financial statements [Line Items]
Stock issued during period, value, new issues		$ 3,000
Common stock shares subscriptions remaining						$ 47,000
Term of purchase agreement		36 months
Locust Walk Acquisition Corp [Member]
Organization consolidation and presentation of financial statements [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio			0.09657

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 1.